Earnings Per Share	9 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Earnings Per Share

18. EARNINGS PER SHARE

Basic and diluted earnings per share is calculated by dividing net profit attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the reporting period.

The calculation of earnings per share is as follows:

	Three months ended June 30,		Nine months ended June 30,
	2026	2025	2026	2025
Weighted number of outstanding shares	181,476,635	186,479,342	183,096,249	187,382,557
Number of shares with dilutive effects	—	—	—	—
Weighted number of outstanding shares (diluted)	181,476,635	186,479,342	183,096,249	187,382,557

Profit attributable to ordinary shareholders	109,583	129,228	241,997	254,460
Basic	0.60	0.69	1.32	1.36
Diluted	0.60	0.69	1.32	1.36